Schedule of Investments (unaudited)
November 30, 2025
iShares® ESG Aware MSCI EAFE ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 6.4%
ANZ Group Holdings Ltd.	1,222,209	$27,729,196
APA Group	2,161,361	13,111,596
Aristocrat Leisure Ltd.	712,778	27,242,783
ASX Ltd.	478,023	18,222,878
BHP Group Ltd.	2,221,180	60,778,088
Brambles Ltd.	1,898,300	29,916,057
CAR Group Ltd.	439,846	10,025,232
Cochlear Ltd.	97,059	17,738,039
Commonwealth Bank of Australia	890,849	89,032,701
CSL Ltd.	281,665	34,373,618
Evolution Mining Ltd.	1,481,245	11,533,376
Fortescue Ltd.	875,643	12,306,791
Lottery Corp. Ltd. (The)	4,991,953	17,882,591
Macquarie Group Ltd.	188,071	24,292,309
National Australia Bank Ltd.	1,301,686	34,225,065
Northern Star Resources Ltd.	824,161	14,818,648
QBE Insurance Group Ltd.	1,652,612	20,841,288
REA Group Ltd.	78,010	10,019,086
Santos Ltd.	2,546,404	10,747,450
Sigma Healthcare Ltd.(a)	5,675,869	10,706,433
South32 Ltd.	4,848,070	10,272,804
Suncorp Group Ltd.	1,707,392	19,617,888
Transurban Group	4,523,731	44,241,161
Wesfarmers Ltd.	389,302	20,891,466
Westpac Banking Corp.	1,822,510	44,891,822
Woodside Energy Group Ltd.	1,818,982	29,750,795
Xero Ltd.(b)	136,919	10,987,249
		676,196,410
Austria — 0.3%
Erste Group Bank AG	159,135	17,394,331
Verbund AG	169,254	12,479,341
		29,873,672
Belgium — 1.1%
Anheuser-Busch InBev SA	634,268	39,099,673
Argenx SE(b)	30,701	27,986,863
KBC Group NV	254,723	31,356,985
UCB SA	80,203	22,417,839
		120,861,360
Denmark — 1.7%
AP Moller - Maersk A/S, Class A	5,272	10,575,422
Carlsberg A/S, Class B	88,679	11,027,519
DSV A/S	96,782	22,103,630
Genmab A/S(b)	37,077	11,912,258
Novo Nordisk A/S, Class B	1,605,058	79,487,085
Orsted A/S(b)(c)	557,519	11,874,517
Pandora A/S	127,780	15,290,854
Vestas Wind Systems A/S	715,387	17,006,178
		179,277,463
Finland — 1.6%
Elisa OYJ	404,170	17,717,275
Kesko OYJ, Class B	804,707	17,158,251
Metso OYJ	1,045,620	17,282,507
Neste OYJ	593,965	11,483,535
Nokia OYJ	4,262,646	25,960,029
Sampo OYJ, Class A	2,373,965	27,922,195
Stora Enso OYJ, Class R	915,068	10,768,480
UPM-Kymmene OYJ	740,064	20,204,141
Wartsila OYJ Abp	605,724	19,661,025
		168,157,438
Security	Shares	Value
France — 10.2%
Air Liquide SA	63,246	$12,120,942
Airbus SE	255,081	59,993,108
Alstom SA(b)	502,348	13,185,156
AXA SA	1,596,782	72,139,000
BNP Paribas SA	648,995	55,475,273
Cie de Saint-Gobain SA	162,870	16,255,554
Cie Generale des Etablissements Michelin SCA	986,528	32,290,860
Covivio SA/France	316,190	20,426,676
Credit Agricole SA	675,259	12,944,324
Danone SA	760,338	67,969,474
Dassault Systemes SE	901,567	25,252,084
Eiffage SA	169,217	23,382,023
Engie SA	630,744	16,050,084
EssilorLuxottica SA	227,166	81,478,682
Eurofins Scientific SE	155,557	10,595,528
Getlink SE	807,523	14,606,312
Hermes International SCA	10,217	24,932,991
Kering SA	46,475	15,826,630
Legrand SA	147,513	22,379,711
L'Oreal SA	134,891	58,837,522
LVMH Moet Hennessy Louis Vuitton SE	126,763	93,693,508
Pernod Ricard SA	107,224	9,665,744
Rexel SA	842,655	32,114,356
Safran SA	29,898	10,050,564
Sanofi SA	388,482	38,746,185
Schneider Electric SE	369,510	99,437,169
Societe Generale SA	676,474	47,103,191
STMicroelectronics NV	634,856	14,624,935
TotalEnergies SE	882,689	58,069,228
Unibail-Rodamco-Westfield, New	219,957	23,363,842
		1,083,010,656
Germany — 9.1%
adidas AG	125,604	23,394,825
Allianz SE, Registered	202,193	87,277,761
Bayer AG, Registered	579,424	20,499,256
Bayerische Motoren Werke AG	199,699	20,411,831
Beiersdorf AG	159,673	17,170,575
Commerzbank AG	413,126	16,210,368
Deutsche Bank AG, Registered	1,203,158	42,658,970
Deutsche Boerse AG	120,487	32,206,164
Deutsche Telekom AG, Registered	643,759	20,759,796
E.ON SE	636,491	11,337,333
Evonik Industries AG	609,588	9,381,929
GEA Group AG	479,300	32,476,310
Heidelberg Materials AG	69,553	17,859,804
Henkel AG & Co. KGaA	525,264	39,431,521
Hensoldt AG(a)	110,706	8,784,000
HOCHTIEF AG	31,543	11,165,989
Infineon Technologies AG	991,776	41,868,152
LEG Immobilien SE	137,101	10,300,202
Mercedes-Benz Group AG	200,696	13,552,978
Merck KGaA	270,144	36,411,175
MTU Aero Engines AG	24,905	10,190,069
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	69,758	43,962,781
QIAGEN NV	443,020	21,147,324
Rheinmetall AG	24,305	41,571,007
SAP SE	623,819	150,596,116
Siemens AG, Registered	457,606	121,358,723
Siemens Energy AG(b)	334,537	44,795,240

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Vonovia SE	574,804	$17,401,128
		964,181,327
Hong Kong — 1.9%
AIA Group Ltd.	5,957,800	62,055,733
BOC Hong Kong Holdings Ltd.	6,208,000	29,971,064
Hang Seng Bank Ltd.	549,300	10,755,855
Hong Kong Exchanges & Clearing Ltd.	818,700	43,538,868
MTR Corp. Ltd.	6,465,500	25,674,545
Sino Land Co. Ltd.	15,044,000	20,207,282
Sun Hung Kai Properties Ltd.	865,000	10,985,796
		203,189,143
Ireland — 0.5%
AIB Group PLC	1,377,957	14,178,363
Bank of Ireland Group PLC	905,303	16,767,820
Kerry Group PLC, Class A	289,492	26,873,864
		57,820,047
Israel — 1.2%
Bank Hapoalim BM	1,293,806	28,005,741
Check Point Software Technologies Ltd.(b)	62,803	11,729,716
CyberArk Software Ltd.(b)	40,722	18,674,702
Elbit Systems Ltd.	25,620	12,019,899
Isracard Ltd.	1	5
Mizrahi Tefahot Bank Ltd.	175,105	12,266,160
Monday.com Ltd.(b)	66,344	9,544,248
Nice Ltd.(b)	94,022	9,839,132
Teva Pharmaceutical Industries Ltd., ADR(b)	453,979	12,207,495
Wix.com Ltd.(b)	85,336	8,167,509
		122,454,607
Italy — 3.0%
Banca Mediolanum SpA	573,914	12,297,746
BPER Banca SpA	872,637	10,515,924
Enel SpA	4,691,802	48,485,222
Eni SpA	1,332,116	24,908,586
Ferrari NV	25,211	9,903,452
Generali	1,216,127	48,274,676
Intesa Sanpaolo SpA	9,146,172	59,331,133
Leonardo SpA	182,987	10,029,436
Moncler SpA	437,613	29,576,047
Prysmian SpA	137,403	13,789,972
UniCredit SpA	728,108	54,202,310
		321,314,504
Japan — 22.3%
Advantest Corp.	413,800	55,060,450
Aeon Co. Ltd.	751,400	13,604,693
Ajinomoto Co. Inc.	872,500	20,244,937
ANA Holdings Inc.	1,696,700	32,013,357
Asahi Group Holdings Ltd.	1,291,300	14,978,106
Asahi Kasei Corp.	1,645,300	13,742,127
Asics Corp.	478,800	11,468,598
Astellas Pharma Inc.	911,600	11,462,833
Bandai Namco Holdings Inc.	356,500	10,461,195
Bridgestone Corp.	1,446,600	67,878,591
Canon Inc.	381,000	11,209,779
Chugai Pharmaceutical Co. Ltd.	394,100	21,102,519
Daifuku Co. Ltd.	316,100	9,998,660
Dai-ichi Life Holdings Inc.	2,208,300	17,228,838
Daiichi Sankyo Co. Ltd.	1,160,000	28,590,496
Daikin Industries Ltd.	88,100	11,440,869
Daiwa Securities Group Inc.	4,013,800	33,298,003
Disco Corp.	56,400	15,728,334
East Japan Railway Co.	684,100	17,684,325
Security	Shares	Value
Japan (continued)
Ebara Corp.	391,800	$10,276,571
Eisai Co. Ltd.	377,800	11,849,188
ENEOS Holdings Inc.	4,566,300	30,093,292
FANUC Corp.	1,071,700	34,350,076
Fast Retailing Co. Ltd.	94,800	34,635,557
Fuji Electric Co. Ltd.	161,500	11,274,500
FUJIFILM Holdings Corp.	575,300	12,351,662
Fujikura Ltd.	83,100	9,617,011
Fujitsu Ltd.	1,518,400	40,284,998
Hankyu Hanshin Holdings Inc.	896,200	22,500,939
Hitachi Ltd.	2,715,500	86,477,617
Honda Motor Co. Ltd.	1,077,200	10,862,503
Hoya Corp.	264,500	39,732,969
IHI Corp.	572,500	10,216,016
Isuzu Motors Ltd.	1,306,500	20,021,173
ITOCHU Corp.	1,094,500	65,647,104
Japan Exchange Group Inc.	1,066,600	12,187,813
JFE Holdings Inc.	1,152,700	14,141,524
KDDI Corp.	3,306,900	56,892,369
Keyence Corp.	54,400	18,518,267
Kirin Holdings Co. Ltd.	753,300	11,831,375
Komatsu Ltd.	575,200	18,894,954
Marubeni Corp.	1,509,400	39,842,100
MatsukiyoCocokara & Co.	539,600	9,983,317
Mitsubishi Chemical Group Corp.	2,059,900	11,635,847
Mitsubishi Corp.	1,655,300	39,191,074
Mitsubishi Electric Corp.	1,196,500	32,350,887
Mitsubishi Heavy Industries Ltd.	1,590,200	40,278,495
Mitsubishi UFJ Financial Group Inc.	4,937,400	77,416,099
Mizuho Financial Group Inc.	1,642,500	57,925,809
MS&AD Insurance Group Holdings Inc.	501,900	11,136,057
Murata Manufacturing Co. Ltd.	801,700	16,503,706
NEC Corp.	1,078,900	40,763,665
Nintendo Co. Ltd.	436,080	36,960,765
Nitto Denko Corp.	487,400	12,060,884
Nomura Holdings Inc.	2,517,200	19,012,560
Nomura Research Institute Ltd.	390,400	15,594,143
Oriental Land Co. Ltd./Japan	1,305,800	25,117,744
ORIX Corp.	415,900	11,368,499
Panasonic Holdings Corp.	2,598,400	32,516,983
Rakuten Group Inc.(b)	1,595,800	9,766,707
Recruit Holdings Co. Ltd.	948,700	48,522,444
Renesas Electronics Corp.	1,126,800	13,287,860
Resona Holdings Inc.	1,067,400	10,866,419
Sanrio Co. Ltd.	277,400	9,938,213
Seibu Holdings Inc.	315,400	9,795,106
Sekisui House Ltd.	1,154,000	25,877,356
Seven & i Holdings Co. Ltd.	816,100	11,229,673
SG Holdings Co. Ltd.	1,090,900	10,898,175
Shin-Etsu Chemical Co. Ltd.	610,000	18,265,643
Shionogi & Co. Ltd.	625,500	10,728,044
SoftBank Group Corp.	547,500	58,889,577
Sompo Holdings Inc.	849,400	26,901,950
Sony Group Corp.	4,029,500	118,239,977
Subaru Corp.	474,000	10,586,370
Sumitomo Metal Mining Co. Ltd.	522,200	17,176,637
Sumitomo Mitsui Financial Group Inc.	2,519,000	76,221,117
Sysmex Corp.	1,015,400	9,629,562
Takeda Pharmaceutical Co. Ltd.	648,600	18,700,601
TDK Corp.	648,000	10,636,323
Terumo Corp.	647,500	10,097,645
Tokio Marine Holdings Inc.	1,117,000	39,598,658

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Tokyo Electron Ltd.	291,900	$59,675,315
Tokyu Corp.	1,917,800	22,380,482
Toray Industries Inc.	2,962,400	19,269,025
Toyota Motor Corp.	3,949,500	79,668,614
Yamaha Motor Co. Ltd.	4,294,500	31,121,418
Yokogawa Electric Corp.	692,600	22,152,286
Yokohama Financial Group, Inc.	1,845,200	14,597,514
ZOZO Inc.	1,578,400	13,597,064
		2,367,828,597
Netherlands — 5.0%
Adyen NV(b)(c)	6,244	9,759,124
Aegon Ltd.	1,355,741	10,963,891
Akzo Nobel NV	177,207	11,519,941
ASM International NV	19,876	10,994,972
ASML Holding NV	228,517	241,691,582
DSM-Firmenich AG	121,575	9,999,909
Heineken NV	135,390	11,043,917
ING Groep NV	2,363,642	61,286,803
JDE Peet's NV	293,717	10,788,904
Koninklijke KPN NV	9,212,431	42,206,518
NN Group NV	330,477	23,982,501
Prosus NV	748,554	47,191,798
Universal Music Group NV	629,483	16,176,261
Wolters Kluwer NV	212,478	22,536,153
		530,142,274
New Zealand — 0.1%
Meridian Energy Ltd.	4,804,799	15,526,909
Norway — 1.1%
DNB Bank ASA	1,058,523	28,305,262
Equinor ASA	463,817	10,665,847
Gjensidige Forsikring ASA	395,754	11,065,459
Kongsberg Gruppen ASA	435,777	10,324,839
Mowi ASA	832,110	18,901,733
Norsk Hydro ASA	1,388,953	9,955,323
Orkla ASA	1,861,484	19,927,611
Telenor ASA	738,215	10,669,261
		119,815,335
Portugal — 0.4%
EDP SA	5,087,392	22,712,023
Galp Energia SGPS SA	1,185,612	23,834,682
		46,546,705
Singapore — 1.6%
CapitaLand Investment Ltd./Singapore	11,611,700	23,783,201
DBS Group Holdings Ltd.	1,009,210	42,274,276
Grab Holdings Ltd., Class A(b)	1,986,479	10,826,311
Keppel Ltd.	2,706,100	21,402,266
Oversea-Chinese Banking Corp. Ltd.	1,704,100	24,345,176
Sea Ltd., ADR(b)	131,143	18,230,188
United Overseas Bank Ltd.	475,900	12,491,610
Wilmar International Ltd.	4,981,400	12,477,507
		165,830,535
Spain — 4.0%
Acciona SA	46,210	9,289,279
Amadeus IT Group SA	521,451	38,375,445
Banco Bilbao Vizcaya Argentaria SA	3,135,899	67,778,161
Banco de Sabadell SA	2,988,145	10,862,349
Banco Santander SA	7,819,766	83,881,803
CaixaBank SA	4,208,034	46,988,562
Endesa SA	525,420	19,058,317
Iberdrola SA	4,300,212	90,768,284
Security	Shares	Value
Spain (continued)
Industria de Diseno Textil SA	622,509	$34,926,051
Naturgy Energy Group SA	301,901	9,290,242
Repsol SA	878,972	16,286,785
		427,505,278
Sweden — 3.6%
AddTech AB, Class B	288,082	9,913,904
Atlas Copco AB, Class A	1,412,044	23,996,366
Boliden AB(b)	923,363	44,308,264
Epiroc AB, Class B	596,307	11,494,763
EQT AB	541,463	18,757,334
Essity AB, Class B	692,010	19,154,614
Evolution AB(c)	201,075	13,771,192
Hexagon AB, Class B	1,290,492	15,130,979
Nibe Industrier AB, Class B	2,552,163	9,447,218
Nordea Bank Abp	896,012	15,855,500
Saab AB, Class B	284,544	14,350,379
Sandvik AB	1,203,384	36,389,666
Spotify Technology SA(b)	70,598	42,279,024
Svenska Cellulosa AB SCA, Class B	1,833,460	23,840,705
Svenska Handelsbanken AB, Class A	1,197,363	16,627,572
Swedbank AB, Class A	428,252	13,628,764
Tele2 AB, Class B	687,488	10,953,433
Telia Co. AB	7,774,716	31,235,551
Volvo AB, Class B	367,955	11,037,025
		382,172,253
Switzerland — 10.0%
ABB Ltd., Registered	1,366,826	98,361,966
Alcon AG	477,503	38,064,697
Belimo Holding AG, Registered	10,365	10,168,527
Galderma Group AG	63,466	12,670,403
Geberit AG, Registered	16,938	13,207,490
Givaudan SA, Registered	6,835	28,838,433
Holcim AG	190,050	17,828,599
Julius Baer Group Ltd.	242,328	17,289,436
Kuehne + Nagel International AG, Registered	55,884	11,221,422
Logitech International SA, Registered	184,316	20,797,809
Lonza Group AG, Registered	61,458	42,187,600
Nestle SA, Registered	1,278,197	127,129,942
Novartis AG, Registered	1,248,165	162,835,626
Roche Holding AG, Bearer	114,786	45,703,089
Roche Holding AG, NVS	244,460	93,653,416
SGS SA	134,845	15,469,555
Sika AG, Registered	61,054	12,049,730
Sonova Holding AG, Registered	75,567	18,863,370
Straumann Holding AG	81,524	9,318,188
Swiss Life Holding AG, Registered	27,973	30,681,200
Swiss Prime Site AG, Registered	209,633	30,912,972
Swiss Re AG	209,128	36,905,423
UBS Group AG, Registered	1,729,780	66,759,867
VAT Group AG(c)	34,157	15,074,380
Zurich Insurance Group AG	112,928	81,195,754
		1,057,188,894
United Kingdom — 14.0%
3i Group PLC	884,362	36,979,594
Admiral Group PLC	320,337	13,439,289
Anglo American PLC, NVS	503,002	19,011,094
Antofagasta PLC	405,557	14,828,988
Ashtead Group PLC	269,370	17,230,717
Associated British Foods PLC	335,672	9,497,665
AstraZeneca PLC	693,652	128,609,283
Auto Trader Group PLC(c)	1,514,331	12,805,977

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Aviva PLC	3,822,199	$32,979,281
BAE Systems PLC	1,799,489	39,190,216
Barclays PLC	7,933,873	45,007,347
BP PLC	3,949,964	23,722,079
DCC PLC(a)	347,572	22,998,671
Diageo PLC	1,993,324	45,816,768
Endeavour Mining PLC	237,013	10,967,729
Entain PLC	1,045,526	10,769,533
Glencore PLC	2,223,473	10,628,547
GSK PLC	1,942,831	46,231,690
Haleon PLC	2,970,948	14,610,786
HSBC Holdings PLC	8,701,757	123,312,480
Informa PLC	2,759,672	35,092,318
J Sainsbury PLC	5,213,323	22,234,999
Kingfisher PLC	3,383,581	13,702,012
Land Securities Group PLC	1,539,337	12,322,490
Legal & General Group PLC	7,935,106	25,950,153
Lloyds Banking Group PLC	33,064,000	41,933,129
London Stock Exchange Group PLC	377,291	44,442,085
Marks & Spencer Group PLC	2,205,732	10,154,330
National Grid PLC	3,922,959	59,605,596
NatWest Group PLC, NVS	4,134,672	34,509,968
Next PLC	54,665	10,223,915
Phoenix Group Holdings PLC	1,271,921	11,726,013
Prudential PLC	855,385	12,393,877
Reckitt Benckiser Group PLC	243,673	18,884,518
RELX PLC	1,544,352	61,934,544
Rolls-Royce Holdings PLC	3,842,909	54,239,814
Sage Group PLC (The)	1,308,300	18,627,345
Segro PLC	1,680,010	15,872,480
Shell PLC	2,434,251	89,460,943
Smiths Group PLC	997,392	32,288,515
SSE PLC	1,197,578	34,841,813
Standard Chartered PLC	1,113,460	24,662,741
Tesco PLC	4,352,146	25,954,652
Unilever PLC	1,395,834	83,984,302
Vodafone Group PLC	8,993,329	11,199,751
		1,484,880,037
Total Common Stocks — 99.1% (Cost: $7,600,106,724)		10,523,773,444
Security	Shares	Value
Preferred Stocks
Germany — 0.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	118,475	$11,180,125
Total Preferred Stocks — 0.1% (Cost: $10,015,868)		11,180,125
Total Long-Term Investments — 99.2% (Cost: $7,610,122,592)		10,534,953,569
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(d)(e)(f)	6,207,680	6,210,784
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(d)(e)	1,790,000	1,790,000
Total Short-Term Securities — 0.1% (Cost: $8,000,784)		8,000,784
Total Investments — 99.3% (Cost: $7,618,123,376)		10,542,954,353
Other Assets Less Liabilities — 0.7%		73,613,103
Net Assets — 100.0%		$10,616,567,456

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$11,263,396	$—	$(5,054,436)(a)	$1,824	$—	$6,210,784	6,207,680	$50,472 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,660,000	130,000 (a)	—	—	—	1,790,000	1,790,000	12,082	—
				$1,824	$—	$8,000,784		$62,554	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Aware MSCI EAFE ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	94	12/11/25	$20,367	$1,153,368
SPI 200 Index	65	12/18/25	9,181	(199,381)
Euro STOXX 50 Index	497	12/19/25	32,722	901,148
FTSE 100 Index	128	12/19/25	16,515	496,590
				$2,351,725
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$180,889,244	$10,342,884,200	$—	$10,523,773,444
Preferred Stocks	—	11,180,125	—	11,180,125
Short-Term Securities
Money Market Funds	8,000,784	—	—	8,000,784
	$188,890,028	$10,354,064,325	$—	$10,542,954,353
Derivative Financial Instruments(a)
Assets
Equity Contracts	$901,148	$1,649,958	$—	$2,551,106
Liabilities
Equity Contracts	(199,381)	—	—	(199,381)
	$701,767	$1,649,958	$—	$2,351,725

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares